Note 4 - Due From Mullen (Details Textual) - USD ($)	Dec. 30, 2020	Aug. 11, 2020	Mar. 31, 2021	Jan. 15, 2021
RBL Capital Group, LLC [Member]
Proceeds from Notes Payable, Total		$ 500,000
Receivable with Imputed Interest, Face Amount	$ 500,000	$ 500,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)	14.00%	14.00%
Mullen [Member]
Receivable with Imputed Interest, Face Amount		$ 500,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)		14.00%
Registration Filing, Late Fees Owed			$ 1,000,000	$ 1,000,000
Mullen [Member] | Subsequent Event [Member]
Registration Filing, Late Fees Owed			$ 1,000,000